INTELLECTUAL PROPERTY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance write off expense	$ 50,000
Sale of ownership position	50.00%
Shares issued, value	$ 84,500
Decrease in intangible assets	220,000
Gain on sale of Kaniwa assets	$ 220,000
Kaniwa Asset [Member]
Sale of ownership position		37.50%
Decrease in intangible assets		$ (137,500)